Note 13 - Earnings Per Share (Details) - Weighted Average Shares Outstanding In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Weighted average shares outstanding:
Basic	107,160		92,563
Convertible securities			[1]
Diluted	107,160		92,563

[1]	No share adjustments are included in the dilutive weighted average shares outstanding computation as the Successor 2013 Period resulted in a net loss.